Warrant Reserve - Additional Information (Detail)	Oct. 12, 2018 $ / shares shares	Dec. 31, 2023 $ / shares	Oct. 12, 2018 $ / shares shares
Class Of Warrant Reserve [Line Items]
Warrant issued during period	112,000
Warrant term	60 months
Warrant exercise price | $ / shares	$ 341.6
Ordinary Shares [Member]
Class Of Warrant Reserve [Line Items]
Exercise of warrants issued during period	4,043,411
Warrant exercise price | (per share)		$ 9.46	$ 6.92
Warrant exchanged	112,000		112,000